Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jan. 31, 2026	Jul. 31, 2025
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Tax recoverable	$ 461,071	$ 843,175
Prepaid IP collaboration fee	581,832	599,933
Loan to third party	410,000	410,000
Prepaid rental expenses	198,107	354,485
Prepaid SaaS service costs	583,316	200,424
Prepaid advertising expenses		64,843
Others	633,183	393,383
Prepaid expenses and other current assets	$ 2,867,509	$ 2,866,243